CAPITAL MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital Management Details Abstract
Equity	$ 53,923	$ 75,168	$ 69,002	$ 61,794
Term Facility	5,897	6,901
Finance Lease Obligations	1,134	1,819
Equipment Loans	289	928
Total capital	$ 61,243	$ 84,816